                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jamie Zimmerman
Title:   Authorized Signatory
Phone:   212-808-7420

Signature, Place, and Date of Signing:

Jamie Zimmerman    New York, NY     May 14, 2012
-----------------  ---------------  -------------
  [Signature]      [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-
    [Repeat as necessary.]

                                   FORM 13F
                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 273000
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

           28-

    [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

COLUMN 1      COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------      -------- -------- -------- ---------------- ---------- -------- ----------------
NAME OF       TITLE OF           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
ISSUER         CLASS    CUSIP   [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------        -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----

3/31/2012
Page 1
CIK: 1292975
CCC: ww6dh@ho

                            VALUATION CURRENCY: USD
                            -----------------------

ITEM 1                     ITEM 2   ITEM 3       ITEM 4       ITEM 5            ITEM 6          ITEM 7           ITEM 8
------                    -------- --------- -------------- ------------ --------------------- -------- -------------------------
                                                  Fair       Shares of        Investment                    Voting Authority
                          Title of  Cusip        Market      Principal        Descretion
Name of Issuer             Class    Number       Value        Amount     Sole   Shared   Other Managers     Sole     Shared Other
--------------            -------- --------- -------------- ------------ ---- ---------- ----- -------- ------------ ------ -----
Beam Inc.                  Common  073730103  18,102,464.00   309,074.00  X                      LITE     309,074.00   0      0
CIT Group, Inc.            Common  125581108  25,259,500.00   612,500.00  X                      LITE     612,500.00   0      0
Delphi Automotive          Common  g27823106  10,544,320.00   333,681.00  X                      LITE     333,681.00   0      0
Gray Television Inc.       Common  389375106   7,437,985.00 3,935,442.00  X                      LITE   3,935,442.00   0      0
Jakks Pacific Inc.         Common  47012e106  13,931,347.00   798,358.00  X                      LITE     798,358.00   0      0
Leapfrog Enterprises
 Inc.                      Common  52186n106  11,869,327.00 1,419,776.00  X                      LITE   1,419,776.00   0      0
Lyondellbasell INDU
 CLA                       Common  050828824  31,498,058.00   721,605.00  X                      LITE     721,605.00   0      0
Macquarie Infrastructure
 Co                        Common  55608B105  27,885,655.00   845,276.00  X                      LITE     845,276.00   0      0
Post Holdings Inc.         Common  737446104   4,344,916.00   131,944.00  X                      LITE     131,944.00   0      0
Ralcorp Holdings Inc.      Common  751028101  19,551,536.00   263,889.00  X                      LITE     263,889.00   0      0
Seagate Technology         Common  052580676  38,626,515.00 1,433,000.00  X                      LITE   1,433,000.00   0      0
Solutia Inc.               Common  834376501     500,517.00    17,914.00  X                      LITE      17,914.00   0      0
Tenet Healthcare Corp.     Common  88033g100  27,187,200.00 5,120,000.00  X                      LITE   5,120,000.00   0      0
Theravance Inc.            Common  88338t104  32,971,536.00 1,690,848.00  X                      LITE   1,690,848.00   0      0
Vical Inc.                 Common  925602104   3,281,408.00   965,120.00  X                      LITE     965,120.00   0      0
   Total Under
    Management:                              272,992,284.00